Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 133,006	$ 116,808	$ 138,454
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	30,244	27,817	29,276
Amortization of deferred drydock expenditures	3,636	3,542	4,161
Share-based compensation	4,650	3,217	3,057
(Gain) / loss on vessels sold	(12,322)		6,917
Amortization of deferred finance fees	1,138	1,237	1,461
(Gain) / loss on extinguishment	(1,432)		1,576
Unrealized (gains) / losses on derivatives	(655)	262	(2,961)
Operating lease ROU - lease liability, net	47	52	2
Loss from equity method investments	4,514	1,035	195
Deferred drydock payments	(6,481)	(12,280)	(1,913)
Changes in operating assets and liabilities:
Receivables	(4,640)	23,610	(59,559)
Prepaid expenses and other assets	49	174	(1,010)
Advances and deposits	3,824	(4,673)	1,391
Inventories	1,250	3,160	(4,623)
Accounts payable	4,054	(4,410)	(1,612)
Accrued expenses and other liabilities	(165)	855	10,033
Deferred revenue	135	(873)	(850)
Accrued interest	(407)	76	212
Net cash provided by operating activities	160,445	159,609	124,207
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	26,829		39,912
Payments for acquisition of vessels and vessel equipment, including deposits	(61,020)	(20,562)	(1,335)
Advances for ballast water treatment and scrubber systems		(4,822)	(2,473)
Payments for other non-current assets	(432)	(208)	(106)
Proceeds for equity investments	1,650
Proceeds / (payments) for equity investments		(1,244)	(588)
Net cash (used in) / provided by investing activities	(32,973)	(26,836)	35,410
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of finance lease obligation			(166,580)
Proceeds from long term debt			131,884
Proceeds from revolving facilities	(104,864)
Repayments of long-term debt	(1,678)	(84,007)	(148,245)
Repayments on revolving facilities	(111,194)
Repayments of finance leases	(42,262)	(1,976)	(13,675)
Payments for deferred finance fees	(200)		(3,505)
Payment of common share dividends	(45,079)	(47,154)
Issuance of common stock, net			38,909
Repayment of preferred stock	(10,000)
Net cash (used in) financing activities	(127,289)	(136,537)	(164,497)
Repurchase of common stock	(17,935)
Payment of preferred share dividends	(3,805)	(3,400)	(3,285)
Net increase / (decrease) in cash and cash equivalents	183	(3,764)	(4,880)
Cash and cash equivalents at the beginning of the year	46,805	50,569	55,449
Cash and cash equivalents at the end of the period	46,988	46,805	50,569
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	4,547	7,957	5,739
Cash paid during the period for interest in respect of finance leases	1,500	3,718	11,559
Cash paid during the period for income taxes	112	537	51
Non-cash financing activity. Non cash conversion from term loan to revolving facility	44,200
Non-cash operating activity: ROU / lease liability increase in respect of time-charter extensions	7,327
Non-cash financing activity: Accrued preferred dividends	433	578	578
Non-cash investing activity. Accruals during the period in respect of ballast water treatment systems and scrubber systems	194	765	(887)
Time charter
Cash paid during the year for:
Cash paid during the period for operating lease liabilities (offices)	14,859	13,744	5,982
Office Space
Cash paid during the year for:
Cash paid during the period for operating lease liabilities (offices)	$ 689	$ 881	$ 719